Additional Information-Parent Company Only Condensed Financial Information balance sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 426,119	$ 60,018	¥ 694,420		¥ 1,331,968
Term deposits and short-term investments	900,823	126,878	875,955
Prepayment and other current assets	171,774	24,194	126,889
Total current assets	1,721,924	242,528	1,916,827
Non-current assets:
Total non-current assets	1,492,641	210,233	1,281,046
Total assets	3,214,565	452,761	3,197,873
Liabilities
Amounts due to	388	55	5,895
Accrued expenses and other current liabilities	233,913	32,945	224,589
Total liabilities	653,251	92,008	590,005
Shareholders' deficit
Treasury stock	(358,453)	(50,487)	(232,835)
Additional paid-in capital	3,080,433	433,870	3,043,971
Statutory reserves	33,855	4,768	29,027
Accumulated deficit	(330,166)	(46,503)	(346,618)
Accumulated other comprehensive income	18,185	2,561	4,107
Total So-Young International Inc. shareholders' equity	2,444,129	344,248	2,497,925
Total liabilities and shareholders' equity	3,214,565	452,761	3,197,873
Related Party
Current assets:
Amounts due from related parties	9,212	1,297	33,382
Parent company
Current assets:
Cash and cash equivalents	8,228	1,159	143,100	$ 20,155	¥ 55,806	¥ 6,300
Term deposits and short-term investments	283,308	39,903	208,938
Prepayment and other current assets	7,683	1,082	6,826
Total current assets	1,946,753	274,194	2,030,744
Non-current assets:
Investment in subsidiaries and VIE companies	565,304	79,622	531,693
Total non-current assets	565,304	79,622	531,693
Total assets	2,512,057	353,816	2,562,437
Liabilities
Accrued expenses and other current liabilities	1,144	162	1,004
Total liabilities	67,928	9,568	64,512
Shareholders' deficit
Treasury stock	(358,453)	(50,487)	(232,835)
Additional paid-in capital	3,080,433	433,870	3,043,971
Statutory reserves	33,855	4,768	29,027
Accumulated deficit	(330,166)	(46,503)	(346,618)
Accumulated other comprehensive income	18,185	2,561	4,107
Total So-Young International Inc. shareholders' equity	2,444,129	344,248	2,497,925
Total liabilities and shareholders' equity	2,512,057	353,816	2,562,437
Parent company | Related Party | Group companies
Current assets:
Amounts due from related parties	1,647,534	232,050	1,671,880
Parent company | Affiliated Entity | VIE Companies
Liabilities
Amounts due to	41,928	5,905	39,786
Parent company | Affiliated Entity | Group companies
Liabilities
Amounts due to	24,856	3,501	23,722
Class A Ordinary Shares
Shareholders' deficit
Ordinary shares	238	34	236
Class A Ordinary Shares | Parent company
Shareholders' deficit
Ordinary shares	238	34	236
Class B Ordinary shares
Shareholders' deficit
Ordinary shares	37	5	37
Class B Ordinary shares | Parent company
Shareholders' deficit
Ordinary shares	¥ 37	$ 5	¥ 37